Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 199,773,000.00
Total Fee Amount	27,588.65
Total Offset Amount	0.00
Net Fee	$ 27,588.65
Offering Table N/A
Offset Table N/A	N/A